Accrued Expenses and Other Current Liabilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Accrued Liabilities and Other Liabilities [Abstract]
Schedule of accrued expenses and other current liabilities
Accrued expenses and other current liabilities consisted of the following (in thousands):

	March 31, 2026	December 31, 2025
Professional fees	$984	$143
Employee compensation	21	13
Other	104	38

Accrued expenses and other current liabilities	$1,109	$194

Accrued expenses and other current liabilities consisted of the following (in thousands):

	December 31,	December 31,
	2025	2024
Professional fees	$143	$220
Employee compensation	13	33
Other	38	30

Accrued expenses and other current liabilities	$194	$283